Issued Capital and Reserves (Details) - USD ($)	Apr. 01, 2024	Jun. 30, 2025	Dec. 31, 2024
Issued Capital and Reserves [Line Items]
Share capital (in Dollars)	$ 3,698	$ 6,689	$ 6,686
Share premium (in Dollars)	$ 136,496,285	$ 262,301,740	$ 262,286,166
Ownership interest	55.45%
Share outstanding		6,688,713	6,686,470
Amount of outstanding shares (in Dollars)		$ 6,689	$ 6,686
Ordinary shares [member]
Issued Capital and Reserves [Line Items]
Number of shares authorised		215,000,000	215,000,000
Ordinary shares [member] | Anghami Inc. [Member]
Issued Capital and Reserves [Line Items]
Shares issued	3,698,551
Preference shares [member]
Issued Capital and Reserves [Line Items]
Number of shares authorised		500,000	500,000